Note 4 - Personnel Expenses, Including Share-based Compensation - Summary of Amounts of Personnel Expenses Excluding Share-based Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Salaries, including bonuses	$ (44,986)	$ (40,890)	$ (41,890)
Social security contributions	(7,239)	(6,519)	(5,825)
Contractors and temporary personnel	(19,296)	(15,568)	(11,796)
Defined contribution pension expense	(4,346)	(4,135)	(3,814)
Other personnel-related expenses	(3,128)	(2,827)	(2,476)
Total personnel expenses, excluding share-based compensation	$ (78,994)	$ (69,940)	$ (65,801)